SHARE BASED COMPENSATION (Narrative) (Details)	12 Months Ended								1 Months Ended									12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009	Dec. 31, 2013 USD ($)	Sep. 28, 2011	Jul. 31, 2009	Dec. 21, 2012 Stock Options [Member] USD ($)	Nov. 03, 2011 Stock Options [Member] USD ($)	May 03, 2011 Stock Options [Member] USD ($)	Mar. 11, 2011 Stock Options [Member] USD ($)	Apr. 26, 2010 Stock Options [Member] USD ($)	Apr. 12, 2010 Stock Options [Member] USD ($)	Apr. 06, 2010 Stock Options [Member] USD ($)	Jan. 25, 2010 Stock Options [Member]	Sep. 15, 2009 Stock Options [Member] USD ($)	Dec. 31, 2013 Stock Options [Member] CNY	Oct. 01, 2013 Stock Options [Member] Employee A [Member] CNY	Oct. 01, 2011 Stock Options [Member] Employee A [Member] CNY	Dec. 31, 2013 Stock Options [Member] Employee A [Member]	Oct. 01, 2011 Stock Options [Member] Employee B [Member] CNY	Oct. 01, 2013 Stock Options [Member] Officer [Member] CNY	Dec. 31, 2013 Stock Options [Member] Minimum [Member] CNY	Oct. 01, 2013 Stock Options [Member] Minimum [Member] Employee A [Member]	Dec. 31, 2013 Stock Options [Member] Maximum [Member] CNY	Oct. 01, 2013 Stock Options [Member] Maximum [Member] Employee A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued							9,325,122	7,325,122
Contractual life					7 years
Options granted	1,280,000								160,000	1,120,000	100,000	300,000	785,480			726,250	3,024,750		680,000	4,180,000		32,000	600,000
Exercise price of options granted									$ 1.42	$ 1.42	$ 6.50	$ 5.65	$ 2.08	$ 2.08	$ 2.08		$ 3.13		4.38	1.42		1.42	4.38
Share-based compensation	17,992,206	17,343,110	9,879,124	14,651,329														1,608,968
Incremental charge resulted from the repricing, recognized during period				5,132,052
Number of vesting increments									5	24	5	5	5			5				5	36	1	12		3		5
Exercise price as a percentage of initial public offering price per share																85.00%
Market value of ordinary shares						$ 7.30
Intrinsic value of options exercised	76,736,538	14,454
Fair value per option at grant date (RMB)	23.32	5.60	6.91																					20.4		28.14
Unrecognized share-based compensation expense	26,011,873
Unrecognized share-based compensation expense, weighted-average recognition period	3 years 1 month 6 days
Cash received from the exercise of share options	17,551,472
Stock options outstanding		8,061,054				7,070,802
Stock based compensation from issuance of options	69,343,192